OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) $ in Thousands, SFr in Millions, $ in Millions			9 Months Ended
		Sep. 20, 2023 CHF (SFr)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
Composition of bonds payable
Other current financial liabilities				$ 52,997,001	$ 367,302,080
Other Non-Current Financial Liabilities				$ 1,044,325,833	904,802,058
Corporate bonds
Bonds payable
Bonds issued | SFr		SFr 170
Term of bonds		5 years
Annual interest rate		2.7175%
Percentage of hedge of financial obligations		100.00%
Senior notes
Bonds payable
Principal payment			$ 365
Percentage of debt repaid to the notional amount			100.00%
CMF Registration N912 10.10.2018 Series F
Bonds payable
Annual interest rate				2.83%
Composition of bonds payable
Bonds (face value)				$ 5,700,000
Bonds payable (current)
Composition of bonds payable
Bonds (face value)				28,170,013	341,478,129
Bonds payable (non-current )
Composition of bonds payable
Bonds (face value)				961,723,115	769,765,783
Bonds payable
Composition of bonds payable
Bonds (face value)				989,893,128	1,111,243,912
Other current financial liabilities	[1],[2]			27,479,415	340,767,980
Other Non-Current Financial Liabilities	[1],[2]			$ 953,660,440	$ 763,368,160

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.